2. Going Concern (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss from continuing operations	$ (6,265)	$ (15,148)	$ (6,137)
Working capital	(72,245)
Accumulated deficit	(591,899)	$ (585,384)
Convertible debt, current	$ 50,373